Segment Information - Summary of Segment Results (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	¥ 101,721	¥ 98,560	¥ 93,844
Reportable segment revenue	101,721	98,560	93,844
Reportable segment profit before income tax	8,620	6,507	5,671
Other segment information
Depreciation and amortization	13,959	12,538	10,855
Impairment charges	491	29	228
Interest income	2,112	96	66
Finance expenses	3,184	2,729	2,189
Capital expenditure	32,806	35,407	38,297
Reportable segment assets	227,464	210,051
Reportable segment liabilities	170,946	159,955
Airline transportation operations [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	97,698	94,338	89,013
Inter-segment sales			555
Reportable segment revenue	97,698	94,338	89,568
Reportable segment profit before income tax	6,517	5,788	5,327
Other segment information
Depreciation and amortization	13,769	12,378	10,727
Impairment charges	489	22	93
Interest income	2,309	100	69
Finance expenses	3,080	2,553	1,935
Capital expenditure	32,149	34,631	37,706
Reportable segment assets	216,591	205,024
Reportable segment liabilities	165,148	159,437
Other segments [member]
Disclosure of operating segments [Line Items]
Reportable segment revenue from external customers	4,023	4,222	4,831
Inter-segment sales	1,018	782	468
Reportable segment revenue	5,041	5,004	5,299
Reportable segment profit before income tax	363	397	238
Other segment information
Depreciation and amortization	190	160	128
Impairment charges	2	7	1
Interest income	(96)	100	13
Finance expenses	205	280	270
Capital expenditure	657	776	591
Reportable segment assets	13,376	11,218
Reportable segment liabilities	11,301	9,373
Eliminations [member]
Disclosure of operating segments [Line Items]
Inter-segment sales	(1,018)	(782)	(1,023)
Reportable segment revenue	(1,018)	(782)	(1,023)
Other segment information
Interest income	(101)	(104)	(16)
Finance expenses	(101)	(104)	(16)
Reportable segment assets	(5,514)	(8,896)
Reportable segment liabilities	(5,514)	(8,896)
Unallocated [member]
Disclosure of operating segments [Line Items]
Reportable segment profit before income tax	1,740	322	106
Other segment information
Impairment charges			¥ 134
Reportable segment assets	3,011	2,705
Reportable segment liabilities	¥ 11	¥ 41